VANECK VIP GLOBAL RESOURCES FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 96.9%
Australia : 4.5%
Glencore PLC (GBP) 1,898,200 $ 14,376,727
Lynas Rare Earths Ltd. * † 394,800 5,360,383
19,737,110
Belgium : 0.6%
Titan America SA (USD) 189,800 2,843,204
Underline
Brazil : 1.5%
Suzano SA 660,300 6,615,939
Underline
Canada : 24.1%
Agnico Eagle Mines Ltd.
(USD) 59,122 12,000,584
Alamos Gold, Inc. (USD) 109,300 4,856,199
Barrick Mining Corp. (USD) 244,574 9,976,173
Cameco Corp. (USD) 33,500 3,638,435
Canadian Natural Resources
Ltd. † 122,700 5,985,495
Capstone Copper Corp. * 544,600 4,106,717
Cenovus Energy, Inc. (USD) 90,100 2,390,353
Franco-Nevada Corp. (USD) 34,800 8,597,340
Hudbay Minerals, Inc. (USD) 219,600 4,589,640
Kinross Gold Corp. (USD) 350,800 10,706,416
Neo Performance Materials,
Inc. 233,510 3,689,562
NGEx Minerals Ltd. * † 110,800 2,015,125
Nutrien Ltd. (USD) 178,665 13,482,061
Pan American Silver Corp.
(USD) 148,000 8,085,240
Suncor Energy, Inc. 131,200 8,677,817
West Fraser Timber Co.
Ltd. † 54,700 3,572,742
106,369,899
China : 1.3%
PetroChina Co. Ltd. (HKD) 4,295,000 5,892,139
Underline
France : 4.1%
Nexans SA 30,200 4,108,371
TotalEnergies SE 152,800 14,023,084
18,131,455
Ireland : 1.1%
Smurfit Westrock PLC (USD) 123,400 4,917,490
Underline
Luxembourg : 1.1%
ArcelorMittal SA (USD) † 91,500 4,756,170
Underline
Netherlands : 2.9%
JBS NV (USD) * 714,650 12,835,114
Underline
South Africa : 6.3%
Anglo American PLC (GBP) 284,977 12,235,656
Gold Fields Ltd. (ADR) 158,400 7,191,360
Impala Platinum Holdings
Ltd. † 226,000 3,214,164
Northam Platinum Holdings
Ltd. 262,900 5,364,398
28,005,578
United Kingdom : 3.5%
Shell PLC (ADR) 114,300 10,629,900
Yellow Cake PLC 144A * 606,500 4,857,243
15,487,143
Number
of Shares Value
United States : 44.7%
Alcoa Corp. 86,700 $ 5,750,811
Archer-Daniels-Midland Co. 110,400 8,024,976
Bunge Global SA 45,400 5,774,880
Chevron Corp. 55,400 11,462,260
Commercial Metals Co. 69,500 4,269,385
ConocoPhillips 43,043 5,681,676
Corteva, Inc. 64,033 5,360,202
Diamondback Energy, Inc. 25,988 5,140,167
Energy Fuels, Inc. * † 67,100 1,224,575
EQT Corp. 101,400 6,453,096
Expand Energy Corp. 48,900 5,368,242
Exxon Mobil Corp. 128,426 21,788,755
Freeport-McMoRan, Inc. 86,739 5,098,518
Graphic Packaging Holding
Co. 112,700 1,120,238
International Paper Co. 145,700 5,201,490
Ivanhoe Electric, Inc. / US * 281,511 3,327,460
Kirby Corp. * 44,100 5,860,008
Marathon Petroleum Corp. 20,000 4,883,600
Mosaic Co. 204,200 5,207,100
MP Materials Corp. * † 74,900 3,614,674
National Energy Services
Reunited Corp. * 88,286 1,895,500
Newmont Corp. 99,496 10,770,442
Ormat Technologies, Inc. 44,880 5,022,970
Ovintiv, Inc. 131,200 7,788,032
Packaging Corp. of America 23,200 4,923,504
Permian Resources Corp. 120,649 2,572,237
Phillips 66 54,300 9,892,374
Solaris Energy Infrastructure,
Inc. 139,000 7,854,890
Steel Dynamics, Inc. 32,800 5,904,000
Tyson Foods, Inc. 67,100 4,299,097
Uranium Energy Corp. * 136,900 1,848,150
Valero Energy Corp. 27,100 6,695,868
Vistra Corp. 13,700 2,059,521
Weyerhaeuser Co. 207,200 5,061,896
197,200,594
Zambia : 1.2%
First Quantum Minerals Ltd.
(CAD) * 223,500 5,343,692
Underline
Total Common Stocks
(Cost: $282,554,667) 428,135,527
MONEY MARKET FUND : 4.0%
(Cost: $17,475,744)
Invesco Treasury Portfolio -
Institutional Class 3.64%(a) 17,475,744 17,475,744
Underline
Total Investments Before Collateral for
Securities Loaned: 100.9%
(Cost: $300,030,411) 445,611,271

VANECK VIP GLOBAL RESOURCES FUND
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
*   See Schedule of Investments for geographic sectors.
Number
of Shares Value
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
0.0%
Money Market Fund: 0.0%
(Cost: $17,138)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 3.66%(a) 17,138 $ 17,138
Total Investments: 100.9%
(Cost: $300,047,549) 445,628,409
Liabilities in excess of other assets: (0.9)% (4,024,488)
NET ASSETS: 100.0% $ 441,603,921
Definitions:
ADR American Depositary Receipt
CAD Canadian Dollar
GBP British Pound
HKD Hong Kong Dollar
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $11,367,137.
* Non-income producing
(a) The rate shown is the 7-day yield as of 03/31/26.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $4,857,243, or 1.1% of net assets.
The summary of inputs used to value the Fund's investments as of March 31, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Common Stocks $ 428,135,527
Australia $ — $ 19,737,110 $ — $ 19,737,110
Belgium 2,843,204 — — 2,843,204
Brazil 6,615,939 — — 6,615,939
Canada 106,369,899 — — 106,369,899
China — 5,892,139 — 5,892,139
France — 18,131,455 — 18,131,455
Ireland 4,917,490 — — 4,917,490
Luxembourg 4,756,170 — — 4,756,170
Netherlands 12,835,114 — — 12,835,114
South Africa 7,191,360 20,814,218 — 28,005,578
United Kingdom 10,629,900 4,857,243 — 15,487,143
United States 197,200,594 — — 197,200,594
Zambia 5,343,692 — — 5,343,692
Money Market Funds 17,492,882 — — 17,492,882
Total Investments $ 376,196,244 $ 69,432,165 $ — $ 445,628,409